Stock Incentive Plan	9 Months Ended
Sep. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Incentive Plan
13.	Stock Incentive Plan

On December 31, 2009, the Company’s Board of Directors awarded 25,500 restricted shares, as adjusted to reflect the reverse stock split effective February 14, 2013, to its non-executive directors, executive officers and certain of Manager’s employees. The remaining unvested restricted shares amounted to 5,000 as of September 30, 2013, will vest on December 31, 2013.

For the nine months ended September 30, 2013, the recognized stock based compensation expense in relation to the restricted shares granted is $32. The total unrecognized compensation cost of the non vested restricted shares granted under the Plan is $11. The cost is expected to be recognized over a period of three months.

Presented below is a table reflecting the activity in the restricted shares from January 1, 2013 through September 30, 2013:

Restricted Shares

31-Dec-12	5,000
Restricted shares vested	—
Restricted shares forfeited	—
30-Sep-13	5,000